SCHEDULE OF PROPERTY AND EQUIPMENT UNDER FINANCE LEASE (Details) - USD ($)	May 31, 2026	May 31, 2025
Property, Plant, and Equipment [Abstract]
Machinery under finance lease	$ 246,408	$ 506,365
Less: accumulated depreciation	(131,418)	(135,350)
Total	$ 114,990	$ 371,015